EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended July 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	46.12%
From	01-Jul-16	15-Jul-16	15-Aug-16	Floating Allocation Percentage at Month-End	92.26%
To	31-Jul-16	15-Aug-16
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$4,961,573.39		Ending Balance	-
Series Nominal Liquidation Amount	1,980,279,573.39
			Distributions to Investors
Required Participation Amount	$1,980,279,573.39		A1 Days	27
Excess Receivables	$29,619,077.94		A1 LIBOR	0.483300%
			A1 Applicable Margin	0.640000%
Total Collateral	2,009,898,651.33			1.123300%

Collateral as Percent of Notes	125.62%		A2 Days	26
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	716,103.75	0.72
			Principal A1	-	$0.00
	NMOTR
	Total Pool				0.72
Beginning Gross Principal Pool Balance	$5,178,357,196.38
Total Principal Collections	$(1,867,569,999.41)			Actual	Per $1000
Investment in New Receivables	$1,667,287,125.77		Interest A2	834,166.67	0.83
Receivables Added for Additional Accounts	$0.00		Principal A2	-	$0.00
Repurchases	$(56,682,253.95)
Principal Default Amounts	$0.00				0.83
Principal Reallocation	$0.00		Total Due Investors	1,550,270.42
New Series Issued During Collection Period	$0.00		Servicing Fee	$660,093.19
Less Net CMA Offset	$(558,444,998.30)		Excess Cash Flow	2,605,253.20
Less Servicing Adjustment	$(4,970,810.02)
Ending Balance	$4,357,976,260.47

SAP for Next Period	46.12%		Reserve Account

Average Receivable Balance	$4,505,901,359.74		Required Balance	$8,000,000.00
Monthly Payment Rate	41.45%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$11,317,465.34			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.00%
Recoveries on Receivables Written Off	0.00
Total Available	$11,317,465.34		Pass / Fail	PASS